SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020
Property, Plant and Equipment
Property, plant and equipment	$ 1,212,113	$ 974,497
Accumulated amortization	$ 623,093	557,335
Land Improvements | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life	5 years
Land Improvements | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life	15 years
Building and Improvements | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life	10 years
Building and Improvements | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life	32 years
Machinery, Equipment and Office Furniture | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life	2 years
Machinery, Equipment and Office Furniture | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life	20 years
Software costs
Property, Plant and Equipment
Property, plant and equipment	$ 6,000	5,500
Accumulated amortization	$ 5,300	$ 4,900